Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,167.50
Total Offset Amount	0.00
Net Fee	$ 24,167.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false